Merchant Cash Advances, Loans and Related Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Merchant Cash Advances, Loans and Related Receivables	Trade receivables and unbilled revenues, net of allowance for credit losses, were as follows:

	December 31, 2022	December 31, 2021	January 1, 2021
	$	$	$
Unbilled revenues, net	122,679	86,795	50,073
Trade receivables, net	79,976	40,342	13,449
Indirect taxes receivable	30,582	39,142	45,961
Other receivables	24,301	12,863	3,706
Accrued interest	15,517	13,067	7,563
	273,055	192,209	120,752
Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2022 $	December 31, 2021 $
Balance, beginning of the year	6,944	6,041
Provision for credit losses related to uncollectible receivables	17,856	6,069
Write-offs	(8,347)	(5,166)
Balance, end of the year	16,453	6,944

	December 31, 2022	December 31, 2021	January 1, 2021
	$	$	$
Merchant cash advances receivable, gross	420,381	439,289	218,840
Related receivables	—	—	819
Allowance for credit losses related to uncollectible merchant cash advances receivable	(49,425)	(38,264)	(15,816)
Loans receivable, gross	228,216	72,751	43,644
Allowance for credit losses related to uncollectible loans receivable	(19,058)	(3,054)	(2,764)
Merchant cash advances, loans and related receivables, net	580,114	470,722	244,723
Merchant Cash Advances

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances receivable:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Allowance, beginning of the year	38,264	15,816
Provision for credit losses related to uncollectible merchant cash advances receivable	43,440	36,719
Merchant cash advances receivable charged off, net of recoveries	(32,279)	(14,271)
Allowance, end of the year	49,425	38,264

Schedule of Financing Receivable, Allowance for Credit Loss
The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible loans receivable:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Allowance, beginning of the year	3,054	2,764
Provision for credit losses related to uncollectible loans receivable	21,388	2,540
Loans receivable charged off, net of recoveries	(5,384)	(2,250)
Allowance, end of the year	19,058	3,054

Schedule of Financing Receivable, Past Due
The following table presents the delinquency status of the principal amount of merchant loans by year of origination. The delinquency status is determined based on the number of days past the expected or contractual repayment date for which the Company anticipates to receive the amounts outstanding. The "current" category represents balances that are within 29 days of the contractual repayment dates, or within 29 days of the expected repayment date.

	December 31, 2022
	Total	Percent
Current	$214,869	94.2%
30-59 Days	2,068	0.9%
60-89 Days	1,623	0.7%
90-179 Days	3,651	1.6%
180+ Days	6,005	2.6%
Total	$228,216	100.0%

	December 31, 2021
	Total	Percent
Current	$69,350	95.3%
30-59 Days	1,114	1.5%
60-89 Days	419	0.6%
90-179 Days	576	0.8%
180+ Days	1,292	1.8%
Total	$72,751	100.0%